Property, Plant and Equipment	12 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Property, Plant and Equipment
Property, Plant and Equipment

2018	Computers & Equipment £’000	Fixtures & Fittings £’000	Motor Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2017	£10,698	£6,901	£21	£—	£17,620
Additions	2,111	1,381	—	164	3,656
On acquisition of subsidiary / business	417	492	—	—	909
Disposals	(798)	(555)	—	—	(1,353)
Effect of foreign exchange translations	(73)	(48)	(1)	—	(122)
At 30 June 2018	£12,355	£8,171	£20	£164	£20,710

Depreciation
At 1 July 2017	£7,151	£2,963	£20	£—	£10,134
Charge for the year	2,095	1,243	—	—	3,338
On disposals	(734)	(545)	—	—	(1,279)
Effect of foreign exchange translations	(35)	(32)	—	—	(67)
At 30 June 2018	£8,477	£3,629	£20	£—	£12,126
Net book value
At 30 June 2018	£3,878	£4,542	—	£164	£8,584

2017	Computers & Equipment £’000	Fixtures & Fittings £’000	Motor Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2016	£9,350	£3,249	£19	£381	£12,999
Additions	2,423	2,585	—	—	5,008
On acquisition of subsidiary / business	232	90	1	—	323
Reclassification	(1,333)	1,272	—	—	(61)
Disposals	(334)	(816)	—	—	(1,150)
Transfers	—	381	—	(381)	—
Effect of foreign exchange translations	360	140	1	—	501
At 30 June 2017	£10,698	£6,901	£21	£—	£17,620

Depreciation
At 1 July 2016	£6,388	£1,857	£19	£—	£8,264
Charge for the year	1,653	879	—	—	2,532
Reclassification	(866)	808	—	—	(58)
On disposals	(233)	(683)	—	—	(916)
Effect of foreign exchange translations	209	102	1	—	312
At 30 June 2017	£7,151	£2,963	£20	£—	£10,134
Net book value
At 30 June 2017	£3,547	£3,938	£1	£—	£7,486

The reclassifications of fixed assets in 2017 arose as a result of the Group aligning asset classifications across all Group entities as part of the migration of fixed asset registers onto a single platform.